RELATED PARTY TRANSACTIONS - Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Rent expense	$ 1,479,305	$ 730,881
Neo Street Partners LLC | Lease Agreements
RELATED PARTY TRANSACTIONS
Lease term	5 years
Base rent, initial amount	$ 213,049
Base rent, years two to five	243,491
Rent expense	$ 243,491	243,491
3645 Long Beach | Lease Agreements
RELATED PARTY TRANSACTIONS
Lease term	5 years
Base rent, initial amount	$ 64,477
Base rent, years two	$ 69,352
Rent expense percentage	5.00%
Rent expense	$ 73,412	69,352
Isla Vista GHG LLC, partially owned by management
RELATED PARTY TRANSACTIONS
Lease term	10 years
Base rent, initial amount	$ 144,000
Initial monthly rent	$ 5,000
Increased percentage of rent	3.00%
Rent expense	$ 59,417	0
Kazan Trust owned by management
RELATED PARTY TRANSACTIONS
Lease term	10 years
Base rent, initial amount	$ 36,489
Rent expense percentage	3.00%
Rent expense	$ 12,163	$ 0